INVENTORY (Narrative) (Details) - USD ($)	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
INVENTORY [abstract]
Inventories expensed	$ 25,625,734	$ 2,681,864
Fair value adjustments recognised which increased cost of sales	4,000,000
Fair value adjustments on biological assets	$ 1,383,411	$ 278,920